STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (7,786)	$ (4,361,240)	$ (516,442)
Changes in operating assets and liabilities:
Prepaid expenses		80,362	(744,542)
Accounts payable		354,936	15,440
Due to related party		41,747	884
Accrued expenses		3,088,828	107,734
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	7,786
Net cash used in operating activities		(255,342)	(1,136,926)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(235,750,000)
Net cash used in investing activities			(235,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		500,000	25,000
Proceeds from initial public offering, net of underwriter's discount paid			225,400,000
Proceeds from sale of Private Placement Warrants			12,350,000
Proceeds from Sponsor note			175,000
Repayment of Sponsor note			(175,000)
Payment of offering costs			(698,103)
Net cash provided by financing activities		500,000	237,076,897
Net change in cash		244,658	189,971
Cash - beginning of period		189,971
Cash - end of period		$ 434,629	189,971
Non-cash investing and financing activities
Re-measurement of Class A ordinary shares to redemption value			28,593,235
Offering costs included in accrued offering costs	319,432		314,153
Deferred underwriting fee payable			$ 8,050,000
Deferred offering costs included in promissory note - related party	55,725
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 17,214